Investment Strategy	Aug. 12, 2025
Dana Unconstrained Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that invests primarily in the equity securities of U.S. listed companies that the Fund’s investment sub-adviser, Dana Investment Advisors, Inc. (the “Sub-Adviser”), determines are engaged in or appear poised to benefit from disruptive technologies. Disruptive technologies are innovations that significantly alter or replace existing products, services, or business models. Examples include, but are not limited to, e-commerce, smartphones, digital advertising, cloud computing, electric vehicles, biotechnology and artificial intelligence. Investing in companies involved with disruptive technologies is balanced against the Sub-Adviser’s assessment of valuation risk. At times, the Fund may invest in companies that are not traditionally identifiable as disruptive yet nevertheless offer compelling investment opportunities based on valuation metrics.

The Fund employs a high-conviction, actively managed investment strategy, typically holding between 15 to 30 domestic equity positions. High-conviction investing refers to the selection of securities in which the Sub-Adviser has the strongest belief in their potential for outperformance. The Fund focuses on companies with strong fundamentals and a clear valuation framework, using internally developed price targets (predetermined price levels at which a security may be bought or sold) to manage valuation risk (the risk of overpaying for a security relative to its intrinsic value).

The Fund utilizes an “unconstrained” investment approach, meaning it is not limited by traditional market capitalization (the total market value of a company’s outstanding shares), country diversification or sector constraints. While the Fund has the flexibility to invest across all market capitalizations and countries, it expects to invest primarily in domestic large-cap companies (typically companies with a market capitalization of $10 billion or more). The Fund may also invest across various sectors or industries as part of the Sub-Adviser’s efforts to identify compelling opportunities. The Fund’s foreign investments may include investments in companies located in emerging markets, as well as depositary receipts, such as American Depositary Receipts (“ADRs”).

The Fund will limit the maximum size of any individual position to 15% of the Fund’s total assets. Additionally, the Fund may hold up to 20% of its assets in cash or cash equivalents at the Sub-Adviser’s discretion, subject to the Fund’s 80% investment policy discussed below.

The Fund aims to invest in companies participating in the profit cycles (periods of rising profitability and business momentum) of disruptive winners, while seeking to avoid companies facing structural challenges from disruption. Due to its active-trading philosophy, the Fund may experience higher-than-average portfolio turnover on an annual basis, as it seeks to capitalize on market opportunities as they arise.

The Fund may sell a security when a more attractive investment opportunity is identified, when a security reaches its price target, or when the Sub-Adviser believes the investment thesis for the holding has deteriorated. The use of price targets encourages rigorous analysis of existing and potential holdings and serves as a discipline to avoid emotional or theme-driven investing.

Fund Attributes

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities.
Dana Concentrated Dividend ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to provide long-term capital appreciation and income by investing in a diversified portfolio of approximately 25 to 35 primarily dividend-paying equity securities. The Fund invests across most sectors of the U.S. equity market, focusing on companies that, in the assessment of the Fund’s investment sub-adviser, Dana Investment Advisors, Inc. (the “Sub-Adviser”), demonstrate attractive dividend characteristics and strong fundamental profiles. While the Fund has the flexibility to invest across all market capitalizations, it expects to invest primarily in large-cap companies (typically companies with a market capitalization of $10 billion or more). The Fund may also invest in non-U.S. companies, including in the form of depositary receipts, such as American Depositary Receipts (“ADRs”),

The Sub-Adviser’s investment philosophy is rooted in the belief that behavioral biases among investors often lead to persistent inefficiencies in the equity market. Investors often over-extrapolate historical trends—such as revenue or earnings growth— too far into the future, and tend to underreact to new information that may be contradictory to those trends. These behavioral patterns can result in mispriced securities that the Fund seeks to exploit.

To reduce its own behavioral biases, the Sub-Adviser applies a qualitative stock selection process, supported by sector-relative quantitative scoring. This analysis spans a wide range of valuation, growth (increases in revenue, earnings, or other key metrics), and profitability indicators (such as return on equity or operating margin). The goal is to identify companies with structural competitive advantages, trading below the Sub-Adviser’s estimate of their fair market value, and that exhibit the potential for above-average dividend yield and dividend growth.

The Sub-Adviser invests in a focused, convicted weighted (i.e., focusing investments on the Sub-Adviser’s best ideas) portfolio of securities to seek to maximize potential returns, while overall portfolio risk is managed through a sector- and factor-aware construction process. Sector-aware investing involves maintaining diversified exposure across different areas of the economy, and factor-aware investing involves consideration of characteristics such as value, growth, momentum, quality, and volatility. The Fund will seek to provide a higher dividend yield (dividend income as a percentage of stock price) than its benchmark over a full market cycle.

The Sub-Adviser makes sell decisions for the Fund’s portfolio, which are categorized into three primary types:

●	Risk Control Sells – Intended to manage portfolio risk by adjusting position sizing and enhancing diversification. These typically involve trimming rather than exiting a position entirely.

●	Expected Return Sells – Based on changes in company fundamentals or a reassessment of its long-term return outlook.

●	Dividend Yield Consideration Sells – Securities whose prices have significantly appreciated may experience a decline in dividend yield (assuming dividends remain unchanged). These holdings may be prioritized for sale to maintain the Fund’s income objectives and serve as a natural rebalancing mechanism.

The above portfolio construction methodology seeks to produce a portfolio with high active share. Active share measures the extent to which a portfolio’s holdings differ from those of its benchmark index; a higher active share indicates greater potential for differentiated performance. The Fund’s benchmark is the Russell 1000® Value Index, which measures the performance of large- and mid-cap U.S. companies that exhibit value characteristics, such as lower price-to-book ratios and lower expected growth.

Fund Attributes

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

The Fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in dividend-paying equity securities.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in dividend-paying equity securities.
Dana Limited Volatility ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to preserve capital while generating current income by investing primarily in high-quality, cash flow–producing fixed income securities. The Fund focuses on U.S. government securities and investment-grade corporate bonds (bonds rated AA-/Aa3- or higher by a nationally recognized statistical rating organization (“NRSRO”)), which are considered to have a lower risk of default.

The Fund may invest in fixed rate, floating rate, and adjustable rate securities. Fixed rate securities pay a constant interest rate over the life of the security, while floating rate and adjustable rate securities have interest payments that periodically reset based on prevailing market rates. The inclusion of floating and adjustable rate securities is intended to help reduce the Fund’s sensitivity to interest rate changes (interest rate risk) and enhance current income relative to comparable fixed income indexes.

The Fund typically targets a portfolio duration between 0.60 and 2.50 years. Duration is a measure of the sensitivity of a bond’s price to changes in interest rates; a shorter duration generally indicates lower interest rate risk. The Fund also targets an average credit quality of AA-/Aa3, which indicates minimal credit risk (the risk that a bond issuer may fail to make timely payments of principal or interest).

Fund Attributes

The Fund will seek to provide monthly income in the form of cash distributions.

The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities that the Sub-Adviser believes contribute to the Fund’s objective of limiting volatility and preserving capital. These securities include: (a) U.S. government and agency securities, (b) investment-grade corporate bonds (rated AA-/Aa3 or higher at the time of purchase), and (c) floating rate or adjustable rate instruments designed to reduce interest rate sensitivity. For purposes of this policy, the Fund defines “limited volatility” securities as those that exhibit relatively low historical price variability, low interest rate sensitivity (duration), and high credit quality (with a weighted average credit rating of at least AA-/Aa3).

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities that the Sub-Adviser believes contribute to the Fund’s objective of limiting volatility and preserving capital.